Description of Business and Segmented Disclosures - Segmented Financial Information (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	CAD 148	CAD 46
Expenditures on property, plant and equipment(2)	2,072	1,659
Exploration and evaluation assets (note 8)	838	1,066
Total exploration and evaluation assets and property, plant and equipment, net	24,916	25,659
Total Assets	32,927	32,260
Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	148	46
Expenditures on property, plant and equipment(2)	1,328	880
Exploration and evaluation assets (note 8)	838	1,066
Total exploration and evaluation assets and property, plant and equipment, net	16,667	17,913
Total Assets	19,284	20,680
Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Expenditures on property, plant and equipment(2)	630	726
Exploration and evaluation assets (note 8)	0	0
Total exploration and evaluation assets and property, plant and equipment, net	7,970	7,501
Total Assets	10,391	9,503
Corporate and Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Expenditures on property, plant and equipment(2)	114	53
Exploration and evaluation assets (note 8)	0	0
Total exploration and evaluation assets and property, plant and equipment, net	279	245
Total Assets	3,252	2,077
Exploration and Production(1) | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	148	46
Expenditures on property, plant and equipment(2)	1,328	826
Exploration and evaluation assets (note 8)	838	1,066
Total exploration and evaluation assets and property, plant and equipment, net	16,628	17,872
Total Assets	17,920	19,098
Infrastructure and Marketing(2) | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Expenditures on property, plant and equipment(2)	0	54
Exploration and evaluation assets (note 8)	0	0
Total exploration and evaluation assets and property, plant and equipment, net	39	41
Total Assets	1,364	1,582
Upgrading | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Expenditures on property, plant and equipment(2)	230	51
Exploration and evaluation assets (note 8)	0	0
Total exploration and evaluation assets and property, plant and equipment, net	1,137	1,004
Total Assets	1,263	1,076
Canadian Refined Products | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Expenditures on property, plant and equipment(2)	87	52
Exploration and evaluation assets (note 8)	0	0
Total exploration and evaluation assets and property, plant and equipment, net	1,238	1,156
Total Assets	1,548	1,410
U.S. Refining and Marketing | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Expenditures on property, plant and equipment(2)	313	623
Exploration and evaluation assets (note 8)	0	0
Total exploration and evaluation assets and property, plant and equipment, net	5,595	5,341
Total Assets	7,580	7,017
Cost
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	41,804	44,790
Other property, plant and equipment	14,817	13,915
Cost | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	41,804	44,790
Other property, plant and equipment	89	140
Cost | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	13,604	12,764
Cost | Corporate and Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	1,124	1,011
Cost | Exploration and Production(1) | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	41,804	44,790
Other property, plant and equipment	0	0
Cost | Infrastructure and Marketing(2) | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	89	140
Cost | Upgrading | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	2,600	2,367
Cost | Canadian Refined Products | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	2,704	2,500
Cost | U.S. Refining and Marketing | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	8,300	7,897
Accumulated depletion, depreciation, amortization and impairment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	(26,014)	(27,984)
Other property, plant and equipment	(6,529)	(6,128)
Accumulated depletion, depreciation, amortization and impairment | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	(26,014)	(27,984)
Other property, plant and equipment	(50)	(99)
Accumulated depletion, depreciation, amortization and impairment | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	(5,634)	(5,263)
Accumulated depletion, depreciation, amortization and impairment | Corporate and Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	(845)	(766)
Accumulated depletion, depreciation, amortization and impairment | Exploration and Production(1) | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	(26,014)	(27,984)
Other property, plant and equipment	0	0
Accumulated depletion, depreciation, amortization and impairment | Infrastructure and Marketing(2) | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	(50)	(99)
Accumulated depletion, depreciation, amortization and impairment | Upgrading | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	(1,463)	(1,363)
Accumulated depletion, depreciation, amortization and impairment | Canadian Refined Products | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	(1,466)	(1,344)
Accumulated depletion, depreciation, amortization and impairment | U.S. Refining and Marketing | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	CAD (2,705)	CAD (2,556)